LEASE LIABILITIES	12 Months Ended
Jun. 30, 2023
LEASE LIABILITIES
LEASE LIABILITIES

17. LEASE LIABILITIES

The following table represents the lease obligations for the Company as at June 30, 2023:

$
Balance, June 30, 2021	3,328,645
Additions during the year	2,227,188
Interest expense	532,773
Lease payments	(985,192)
Extinguishment of the lease liability	(213,329)
Foreign exchange translation	23,894
Balance, June 30, 2022	4,913,979
Additions during the year	-
Interest expense	473,136
Lease payments	(1,023,517)
Extinguishment of the lease liability	(1,598,497)
Foreign exchange translation	59,392
Balance, June 30, 2023	2,824,493

Allocated as:

	June 30, 2023 $	June 30, 2022 $

Current	419,529	601,732
Long-term	2,404,964	4,312,247
Total	2,824,493	4,913,979

$
Less than one year	746,269
One to five years	2,096,968
More than five years	1,467,854
Total undiscounted lease obligation	4,311,091

During the year ended June 30, 2023, the Company had a lease with a term less than 12 months and recorded $95,713, respectively (June 30, 2022 –$173,667) of rent expense attributed to short-term leases.

During the year ended June 30, 2023, the Company closed its retail store locations in Western Canada and accordingly, existing long-term leases were terminated, resulting in a net gain on extinguishment (Note 12).